Average Annual Total Returns	0 Months Ended
Oct. 01, 2012
(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund) | Investor Class
Average Annual Return:
1 Year	8.14%
5 Years	6.94%
10 Years	5.85%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.51%
5 Years	5.00%
10 Years	4.04%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.38%
5 Years	4.82%
10 Years	3.95%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.56%
5 Years	7.95%
Performance Since 2/28/2003	6.21%
(WFA Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class
Average Annual Return:
1 Year	12.57%
5 Years	7.31%
Performance Since 2/28/2003	5.62%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.97%
5 Years	6.00%
Performance Since 2/28/2003	4.18%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.33%
5 Years	5.52%
Performance Since 2/28/2003	3.97%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Administrator) | (Wells Fargo Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Income Funds - Administrator) | (Wells Fargo Total Return Bond Fund) | Administrator Class
Average Annual Return:
1 Year	8.30%
5 Years	7.15%
10 Years	6.09%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Administrator) | (Wells Fargo Total Return Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.62%
5 Years	5.13%
10 Years	4.23%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Administrator) | (Wells Fargo Total Return Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.49%
5 Years	4.95%
10 Years	4.12%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Institutional) | (Wells Fargo Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Income Funds - Institutional) | (Wells Fargo Total Return Bond Fund) | Institutional
Average Annual Return:
1 Year	8.52%
5 Years	7.43%
10 Years	6.33%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Institutional) | (Wells Fargo Total Return Bond Fund) | Institutional | (after taxes on distributions)
Average Annual Return:
1 Year	6.73%
5 Years	5.31%
10 Years	4.38%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Institutional) | (Wells Fargo Total Return Bond Fund) | Institutional | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.63%
5 Years	5.13%
10 Years	4.28%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.56%
5 Years	7.95%
Performance Since 2/28/2003	6.21%
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A
Average Annual Return:
1 Year	7.37%
5 Years	6.01%
Performance Since 2/28/2003	4.81%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.93%
5 Years	4.79%
Performance Since 2/28/2003	3.45%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.94%
5 Years	4.44%
Performance Since 2/28/2003	3.31%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class B
Average Annual Return:
1 Year	6.56%
5 Years	5.93%
Performance Since 2/28/2003	4.70%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class C
Average Annual Return:
1 Year	10.55%
5 Years	6.26%
Performance Since 2/28/2003	4.59%
Inception Date of Share Class	Feb. 28, 2003
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class A
Average Annual Return:
1 Year	3.33%
5 Years	6.08%
10 Years	5.42%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.79%
5 Years	4.15%
10 Years	3.66%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.25%
5 Years	4.08%
10 Years	3.60%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class B
Average Annual Return:
1 Year	2.32%
5 Years	5.88%
10 Years	5.26%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class C
Average Annual Return:
1 Year	6.36%
5 Years	6.19%
10 Years	5.01%
Inception Date of Share Class	Oct. 31, 2001
(WFA Income Funds - Class R) | (Wells Fargo Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Income Funds - Class R) | (Wells Fargo Total Return Bond Fund) | Class R
Average Annual Return:
1 Year	7.81%
5 Years	6.74%
10 Years	5.69%
Inception Date of Share Class	Jul. 09, 2010